Stockholders' Equity (Equity Incentive Plans and Employee Stock Purchase Plan) (Details) - shares	1 Months Ended				9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2018	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2016	Dec. 31, 2019
Stockholders' Equity
Shares authorized								533
Additional shares authorized	8,000		800
Shares available for grant	9,333
Predetermined offering period, lower fair market value percentage					85.00%	85.00%
Number of shares purchased under ESPP					2,562	1,727
Shares available for future sale					6,771	7,606
Options
Stockholders' Equity
Shares authorized		4,000	4,000				2,666
Expiration period							10 years
Additional shares authorized		4,000	4,000	4,000
Shares available for grant		14,666	10,666	6,666		5,650
Shares available for future sale					6,941